Long-term debt	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term debt
14.	Long-term debt

This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 26.

	December 31, 2020	December 31, 2019	January 1, 2019
Non-current liabilities
Unsecured revolving facilities	123,666	454,465	542,849
Unsecured term loan	321,852	469,008	365,639
Unsecured debenture	156,479	153,141	91,501
Unsecured senior notes	150,000	150,000	-
Conditional sales contracts	77,550	75,388	69,068
Finance lease liabilities	-	-	2,694
	829,547	1,302,002	1,071,751

Current liabilities
Current portion of unsecured revolving facilities	7,461	9,216	-
Current portion of conditional sales contracts	35,536	32,089	30,728
Current portion of unsecured term loan	-	-	54,927
Current portion of finance lease liabilities	-	-	4,024
	42,997	41,305	89,679

Terms and conditions of outstanding long-term debt are as follows:

					2020		2019
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.45%	2023	41,700	32,279	140,600	106,114
Unsecured revolving facility	a	USD	Libor + 1.45%	2023	92,634	91,387	349,906	348,351
Unsecured revolving facility	b	USD	Libor + 1.45%	2021	7,461	7,461	9,216	9,216
Unsecured term loan	a	CAD	BA + 1.45%	2022	410,000	321,852	610,000	469,008
Unsecured debenture	c	CAD	3.32% - 4.22%	2024	200,000	156,479	200,000	153,141
Unsecured senior notes	d	USD	3.85%	2026	150,000	150,000	150,000	150,000
Conditional sales contracts	e	Mainly CAD	1.49% - 4.72%	2021-2027	143,796	113,086	139,591	107,477
						872,544		1,343,307

The table below summarizes changes to the long-term debt:

	Note	2020	2019
Balance at beginning of year		1,343,307	1,161,430
Transfer to lease liabilities		-	(6,718)
Proceeds from long-term debt		33,175	328,045
Business combinations	5	5,365	8,655
Repayment of long-term debt		(191,221)	(103,247)
Net decrease in revolving facilities		(326,201)	(88,229)
Accretion of deferred financing fees		1,214	1,705
Effect of movements in exchange rates		4,588	55,697
Effect of movements in exchange rates - OCI hedge		2,317	(14,031)
Balance at end of year		872,544	1,343,307

a)	Unsecured revolving credit facility and term loans

On December 18, 2020, the Group repaid, without penalty, the first tranche of CAD $200 million of its term loan which was due in June 2021.

The revolving credit facility is unsecured and can be extended annually. The total available amount under this revolving facility is CAD $1,200 million. The agreement provides, under certain conditions, an additional $196.5 million of credit availability (CAD $245 million and USD $5 million). Based on certain ratios, the interest rate will vary between banker's acceptance rate (or Libor rate on USD denominated debt) plus applicable margin, which can vary between 120 basis points and 200 basis points. As of December 31, 2020, the credit facility’s interest rate on CAD denominated debt was 2.9% (2019 – 3.8%) and on USD denominated debt was 1.6% (2019 – 3.4%). The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end (see note 26 (f)).

The remaining second tranche of term loan of CAD $410 million is unsecured and is due in June 2022.  Early repayment, in part or whole, is permitted, without penalty, and will permanently reduce the amount borrowed. The terms and conditions of this unsecured term loan are the same as the unsecured revolving credit facility and are subject to the same covenants. As of December 31, 2020, the term loan’s interest rate was 1.9% (2019 – 3.3% on the first tranche and 3.5% on the second tranche).

On February 1, 2019, the CAD $500 million unsecured term loan was amended to increase the indebtedness to CAD $575 million. On February 11, 2019, the related incremental funds were used to reimburse a separate CAD $75 million unsecured term loan that was due to mature in August 2019. Deferred financing fees of $0.1 million were recognized on the increase.

On February 1, 2019, the Group renegotiated the pricing grid of both its revolving credit facility and CAD $575 million term loan. The CAD $575 million term loan remained within the confines of the credit facility, but has a pricing grid different than the revolving credit facility and each of the two tranches have their own pricing grid. Deferred financing fees of $0.2 million were recognized on the pricing grid revision.

On June 27, 2019, the Group extended its existing revolving credit facility by one year, to June 2023. Deferred financing fees of $0.7 million were recognized on the extension.

On June 27, 2019, the Group extended the maturity of the CAD $575 million unsecured term loan by one year for each tranche, CAD $200 million due in June 2021 and CAD $375 million due in June 2022. Deferred financing fees of $0.4 million were recognized on the extension.

On December 27, 2019, the CAD $575 million unsecured term loan was amended to increase the indebtedness to CAD $610 million. Deferred financing fees of $0.1 million were recognized on the increase.

b)	Unsecured revolving facility

On November 21, 2020, the Group renewed its credit facility for one year. The credit facility is unsecured and provides an availability of $25 million maturing in November 2021. Interest rate is following the same pricing grid applicable for the USD denominated debt in the CAD $1,200 million revolving credit facility. As of December 31, 2020, the credit facility’s interest rate was 1.6% (2019 – 3.4%). The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end (see note 26 (f)).

On November 22, 2019, the Group entered into a new revolving credit facility agreement. The credit facility is unsecured and provides an availability of $25 million maturing in November 2020. Interest rate is following the same pricing grid applicable for the USD denominated debt in the CAD $1,200 million revolving credit facility.

c)	Unsecured debenture

The unsecured debenture is maturing in December 2024 and is carrying an interest rate between 3.32% and 4.22% (2019 – 3.32% to 4.22%) depending on certain ratios. As of December 31, 2020, the debenture’s effective rate was 3.57% (2019 – 3.77%). The debenture may be repaid, without penalty, after December 20, 2022, subject to the approval of the Group’s syndicate of bank lenders.

On December 20, 2019, the unsecured debenture was amended to increase the indebtedness by CAD $75 million, to CAD $200 million, and to extend maturity date by four years, to December 2024.

d)	Unsecured senior notes

This loan takes the form of senior notes each carrying an interest rate of 3.85% and with a December 2026 maturity date. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.

e)	Conditional sales contracts

Conditional sales contracts are secured by rolling stock having a carrying value of $140.7 million (December 31, 2019 - $138.6 million, January 1, 2019 - $131.2 million) (see note 9).

f)	Principal installments of other long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	7,461	125,428	-	132,889
Unsecured term loan	-	322,200	-	322,200
Unsecured debenture	-	157,171	-	157,171
Unsecured senior notes	-	-	150,000	150,000
Conditional sales contracts	35,536	77,093	457	113,086
	42,997	681,892	150,457	875,346